EARNINGS PER SHARE (Schedule of Earnings per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EARNINGS PER SHARE [abstract]
Net loss attributable to Fortuna shareholders	$ (50,836)	$ (128,132)
Weighted average number of shares ('000's)	295,067	291,281
Loss per share - basic	$ (0.17)	$ (0.44)
Diluted net loss for the period	$ (50,836)	$ (128,132)
Weighted average diluted number of shares (000's)	295,067	291,281
Loss per share - diluted	$ (0.17)	$ (0.44)